Notes Payable Disclosure: Minimum principal payments under notes payable (Tables)	Dec. 31, 2022
Tables/Schedules
Minimum principal payments under notes payable

Year ended December 31, 2023	$712,692
Year ended December 31, 2024	15,492
Year ended December 31, 2025	15,492
Year ended December 31, 2026	15,492
Year ended December 31, 2027	15,492
Year ended December 31, 2028 and thereafter	187,340
Total principal payments	$962,000